ACQUISITION OF INDIEFLIX GROUP, INC.	12 Months Ended
Nov. 30, 2021
Acquisition Of Indieflix Group Inc.
ACQUISITION OF INDIEFLIX GROUP, INC.

3.     ACQUISITION OF INDIEFLIX GROUP, INC.

On September 22, 2021, the Company acquired 100% of the issued and outstanding shares of IndieFlix in accordance with an Agreement and Plan of Merger (“IndieFlix Agreement”) and, in connection with the merger, former noteholders of IndieFlix agreed to extinguish IndieFlix debt in exchange for common shares of the Company. As consideration for the extinguishment of debt, the Company issued 499,996 common shares at closing and may issue up to 2,000,000 in additional common shares of the Company to the former noteholders of IndieFlix upon IndieFlix achieving total cumulative revenue of $64,868,466 before the seventh anniversary of the closing date as follows (“IndieFlix Transaction”):

•	500,000 common shares upon IndieFlix achieving revenue of $4,521,630 (“IndieFlix First Milepost”);
•	500,000 common shares upon IndieFlix achieving revenue of $13,766,432 (“IndieFlix Second Milepost”);
•	500,000 common shares upon IndieFlix achieving revenue of $31,496,648 (“IndieFlix Third Milepost”); and
•	500,000, or such lesser number based on a pro rata amount of IndieFlix’s revenue recognized relative to the IndieFlix Fourth Milepost, common shares upon IndieFlix achieving revenue of $64,868,466 (“Fourth Milepost”).

Upon closing of the IndieFlix Agreement, Liquid Merger Sub was amalgamated with IndieFlix with the surviving entity retaining the name IndieFlix Group, Inc.

In connection with the IndieFlix Transaction, on May 10, 2021, the Company entered into a non-revolving credit facility with IndieFlix for $499,880 which was advanced as follows: (1) $102,852 upon the date of the promissory note (advanced May 10, 2021); (2) $173,043 on the first month anniversary (advanced June 10, 2021); and (3) $223,985 on the second month anniversary (advanced July 9, 2021). The promissory note bore interest at 6% per annum, was due on the earlier of December 31, 2021 or the closing of the IndieFlix Transaction, and was secured by a general security agreement over certain assets. As the note was considered an advance on acquisition, the Company re-assumed the advance on the closing of the IndieFlix Transaction on September 22, 2021.

On September 22, 2021, the 2,000,000 common shares to be issued (“IndieFlix Contingent Consideration”) was valued to be $1,648,000. On November 30, 2021, the IndieFlix Contingent Consideration was revalued to $1,277,200 resulting in a gain on derivative liability of $370,800. The IndieFlix Contingent Consideration was calculated by multiplying the closing share price of the Company’s shares on the date of acquisition by the following weighted average expected number of shares to vest calculated using a probability scenario based approach:

	November 30, 2021	September 22, 2021
Weighted average expected number of shares to vest
Low Case	150,000	150,000
Base Case	600,000	600,000
High Case	280,000	280,000
Expected number of shares to vest	1,030,000	1,030,000
Liquid share price	$1.24	$1.60

The acquisition has been accounted for using the acquisition method pursuant to IFRS 3, Business Combinations. Under the acquisition method, assets and liabilities are recorded at their fair values on the date of acquisition and the total consideration is allocated to the assets acquired and liabilities assumed. The excess consideration given over the fair value of the net assets acquired has been recorded as goodwill.

Total
$
Consideration:
Common shares	799,994
IndieFlix Contingent Consideration	1,648,000
Total unadjusted purchase price	2,447,994
Cash acquired	(21,076)
Total purchase price, net of cash acquired	2,426,918

Allocated as follows:
Accounts receivable	188,278
Inventory	105
Prepaids	8,335
Right-of-use asset	144,702
Accounts payable	(606,560)
Deferred revenue	(251,435)
Lease liability	(144,702)
Loans payable	(508,255)
Long-term debt	(156,625)
Intangible assets – distribution libraries	3,695,673
Goodwill	833,493
Deferred income taxes	(776,091)
Total	2,426,918

The purchase price allocation for the IndieFlix Transaction reflects various fair value estimates and analyses, which are subject to change within the respective measurement periods. The Company expects to continue to obtain information to assist in determining the fair value of the net assets acquired at each acquisition date during the measurement periods. Measurement period adjustments that the Company determines to be material will be applied retrospectively to the period of acquisition in the Company’s consolidated financial statements, and, depending on the nature of the adjustments, other periods subsequent to the period of acquisition could also be affected.

The Company determined the estimated fair value of the acquired working capital, and identifiable intangible assets and goodwill after review and consideration of relevant information including discounted cash flow analyses, market data and management’s estimates.

For leases acquired, the Company measured the lease liability at the present value of the remaining lease payments, as if the acquired lease were a new lease at the acquisition date. The Company measured the right-of-use asset at the same amount as the lease liability, adjusted to reflect favorable or unfavorable terms of the lease when compared with market terms.

IndieFlix’s distribution libraries represent identifiable intangible assets acquired in the amounts of $3,695,673, which was determined to have a finite useful life of 10 years.

The fair value of the acquired assets and liabilities are provisional pending receipt of the final valuations for those assets and liabilities.